Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) (10-K) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued taxes - other		$ 261,396	$ 259,559
Accrued payroll and benefits		482,719	175,336
Accrued professional fees		201,318	133,261
Customer deposits		13,212	35,094
Accrued interest		341,559	269,782
Accrued legal contingencies		240,105
Other		54,359	262,519
Total accrued expenses and other current liabilities	$ 1,704,484	$ 1,594,669	$ 1,135,551